Restricted cash and time deposits (Tables)	12 Months Ended
Dec. 31, 2025
Restricted cash and time deposits
Schedule of restricted cash, time deposits

	As of
	December 31,
	2024	2025
	RMB	RMB
Current:
Restricted time deposits	251,023	92,130
Total	251,023	92,130

Non-current:
Restricted time deposits	26,395	—
Total	26,395	—